ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
1
Absolute Funds
Shares Security Description Value
Common Stock - 76.0%
Communication Services - 10.4%
20,110 Alphabet, Inc., Class A
(a)(b)
$ 1,774,305
18,685 Alphabet, Inc., Class C
(a)(b)
1,657,920
6,006 Charter Communications, Inc., Class A
(a)(c)
2,036,635
7,800 Comcast Corp., Class A 272,766
8,901 Liberty Media Corp.-Liberty SiriusXM
(a)
349,898
15,426 Meta Platforms, Inc., Class A
(a)(b)(c)(d)
1,856,365
8,091 Motorola Solutions, Inc. 2,085,132
565 Netflix, Inc.
(a)(c)(d)
166,607
37,825 Warner Bros Discovery, Inc.
(a)
358,581
10,558,209
Consumer Discretionary - 19.7%
2,800 Alibaba Group Holding, Ltd., ADR
(a)
246,652
22,845 Amazon.com, Inc.
(a)(b)(c)(d)
1,918,980
27,861 CarMax, Inc.
(a)(b)
1,696,456
2,800 Carvana Co.
(a)
13,272
12,690 Dollar Tree, Inc.
(a)
1,794,874
6,255 Expedia Group, Inc.
(a)
547,938
6,710 Fisker, Inc.
(a)(d)
48,782
7,056 Foot Locker, Inc. 266,646
99,961 General Motors Co.
(b)
3,362,688
47,930 Gildan Activewear, Inc. 1,313,282
14,749 Hasbro, Inc. 899,836
32,710 Las Vegas Sands Corp.
(a)
1,572,370
7,441 Lowe's Cos., Inc. 1,482,545
8,220 Mattel, Inc.
(a)(d)
146,645
7,300 MGM Resorts International
(c)(d)
244,769
15,455 PACCAR, Inc. 1,529,581
14,200 Paramount Global, Class B
(d)
239,696
3,500 Peloton Interactive, Inc., Class A
(a)
27,790
3,901 Spark Networks SE, ADR
(a)
2,500
29,443 The Walt Disney Co.
(a)(b)(c)
2,558,008
1,000 Wayfair, Inc., Class A
(a)
32,890
19,946,200
Consumer Staples - 2.8%
10,296 Coty, Inc., Class A
(a)
88,134
26,770 Philip Morris International, Inc.
(d)
2,709,392
2,797,526
Energy - 3.6%
13,765 EOG Resources, Inc.
(c)
1,782,843
15,280 Occidental Petroleum Corp.
(d)
962,487
4,165 Pioneer Natural Resources Co.
(c)
951,244
3,696,574
Financials - 17.4%
4,675 AerCap Holdings NV
(a)(c)
272,646
7,255 Ally Financial, Inc.
(d)
177,385
7,680 American Express Co.
(b)
1,134,720
7,425 Aon PLC, Class A 2,228,539
8,834 Berkshire Hathaway, Inc., Class B
(a)(b)
2,728,823
17,566 Blackstone, Inc., Class A
(b)(c)
1,303,221
13,405 Citigroup, Inc. 606,308
15,600 Intercontinental Exchange, Inc. 1,600,404
17,836 JPMorgan Chase & Co. 2,391,808
1,800 PayPal Holdings, Inc.
(a)(c)(d)
128,196
5,205 Rocket Cos., Inc., Class A 36,435
32,400 The Charles Schwab Corp.
(d)
2,697,624
10,816 Visa, Inc., Class A 2,247,132
4,400 Zillow Group, Inc., Class C
(a)
141,724
17,694,965
Health Care - 2.8%
10,594 Becton Dickinson and Co. 2,694,054
2,892 Semler Scientific, Inc.
(a)
95,436
2,789,490

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
2
Absolute Funds
Shares Security Description Value
Industrials - 4.9%
46,690 Hayward Holdings, Inc.
(a)
$ 438,886
13,142 Jacobs Solutions, Inc. 1,577,960
5,140 KB Home 163,709
6,103 Keysight Technologies, Inc.
(a)
1,044,040
7,277 Quanta Services, Inc.
(b)
1,036,973
4,275 United Parcel Service, Inc., Class B 743,166
5,004,734
Information Technology - 14.4%
8,100 Activision Blizzard, Inc.
(c)(d)
620,055
1,900 Adobe, Inc.
(a)(c)
639,407
12,135 Analog Devices, Inc. 1,990,504
26,537 Apple, Inc.
(b)(c)
3,447,952
12,418 Arista Networks, Inc.
(a)
1,506,924
9,371 Autodesk, Inc.
(a)
1,751,159
16,310 GoDaddy, Inc., Class A
(a)
1,220,314
7,400 Intel Corp.
(c)
195,582
15,627 Salesforce, Inc.
(a)(c)
2,071,984
9,835 Splunk, Inc.
(a)
846,695
4,590 Spotify Technology SA
(a)
362,381
14,652,957
Total Common Stock (Cost $74,240,762) 77,140,655
Shares Security Description Value
Money Market Funds - 9.6%
8,732,516 Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 3.13%
(e)
8,732,516
989,888 First American Treasury Obligations Fund, Class X, 4.20%
(e)
989,888
Total Money Market Funds (Cost $9,722,404) 9,722,404
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 6.6%
Call Options Purchased - 0.5%
19 Alibaba Group Holding, Ltd. $ 180.00 01/24 $ 342,000 5,795
168 Amazon.com, Inc. 100.00 03/23 1,680,000 35,280
103 Bristol-Myers Squibb Co. 85.00 03/23 875,500 927
316 Bristol-Myers Squibb Co. 80.00 03/23 2,528,000 12,640
89 CVS Health Corp. 100.00 02/23 890,000 8,544
199 Meta Platforms, Inc. 110.00 03/23 2,189,000 374,120
163 Occidental Petroleum Corp. 70.00 03/23 1,141,000 42,217
1,446 SPDR S&P 500 ETF Trust 425.00 01/23 61,455,000 8,676
161 Walgreens Boots Alliance, Inc. 45.00 01/23 724,500 644
Total Call Options Purchased (Premiums Paid $927,472) 488,843
Put Options Purchased - 6.1%
7,109 SPDR S&P 500 ETF Trust 384.00 01/23 271,869,487 5,481,039
4,182 SPDR S&P 500 ETF Trust 364.00 01/23 159,932,226 767,397
Total Put Options Purchased (Premiums Paid $7,323,318) 6,248,436
Total Purchased Options (Premiums Paid $8,250,790) 6,737,279
Investments, at value - 92.2% (Cost $92,213,956) $ 93,600,338
Total Written Options - (6.8)% (Premiums Received $(10,968,697)) (6,870,495)
Other Assets & Liabilities, Net - 14.6% 14,810,893
Net Assets - 100.0% $ 101,540,736

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2022
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (6.8)%
Call Options Written - (3.0)%
(52) Activision Blizzard, Inc. $ 95.00 01/24 $ 398,060 $ (5,460)
(19) Adobe, Inc. 400.00 06/23 639,407 (27,407)
(46) AerCap Holdings NV 65.00 06/23 268,272 (16,100)
(168) Amazon.com, Inc. 120.00 03/23 1,411,200 (7,224)
(65) Apple, Inc. 150.00 01/23 844,545 (975)
(68) Blackstone, Inc. 100.00 01/24 504,492 (34,748)
(8) Charter Communications, Inc. 370.00 01/24 271,280 (40,000)
(70) EOG Resources, Inc. 137.00 04/23 906,640 (61,390)
(74) Intel Corp. 35.00 03/23 195,582 (740)
(199) Meta Platforms, Inc. 140.00 03/23 2,394,766 (109,450)
(73) MGM Resorts International 45.00 06/23 244,769 (5,621)
(5) Netflix, Inc. 300.00 01/23 147,440 (9,155)
(18) PayPal Holdings, Inc. 110.00 06/23 128,196 (1,980)
(23) Pioneer Natural Resources Co. 230.00 01/23 525,297 (15,640)
(21) Salesforce, Inc. 160.00 01/24 278,439 (28,560)
(1,675) SPDR S&P 500 ETF Trust 387.00 03/23 64,057,025 (2,509,988)
(104) The Walt Disney Co. 90.00 01/24 903,552 (143,000)
Total Call Options Written (Premiums Received $(5,403,094)) (3,017,438)
Put Options Written - (3.8)%
(52) Activision Blizzard, Inc. 65.00 01/24 338,000 (18,876)
(92) Ally Financial, Inc. 28.00 06/23 257,600 (48,760)
(28) Amazon.com, Inc. 85.00 01/24 238,000 (35,700)
(124) Bank of America Corp. 40.00 06/23 496,000 (89,280)
(135) Bank of America Corp. 38.00 06/23 513,000 (75,600)
(74) Bank of America Corp. 30.00 09/23 222,000 (14,689)
(39) Bristol-Myers Squibb Co. 75.00 01/24 292,500 (30,713)
(39) Bristol-Myers Squibb Co. 70.00 01/24 273,000 (21,450)
(26) CVS Health Corp. 90.00 01/24 234,000 (20,150)
(39) Fisker, Inc. 17.50 01/23 68,250 (40,072)
(82) Mattel, Inc. 15.00 10/23 123,000 (10,045)
(116) Merck & Co., Inc. 80.00 01/23 928,000 (116)
(28) Meta Platforms, Inc. 95.00 01/24 266,000 (32,088)
(123) MGM Resorts International 40.00 01/23 492,000 (79,642)
(12) Netflix, Inc. 220.00 01/24 264,000 (30,840)
(70) Occidental Petroleum Corp. 62.50 01/24 437,500 (71,400)
(19) Paramount Global 27.00 01/23 51,300 (19,143)
(20) PayPal Holdings, Inc. 115.00 01/24 230,000 (88,250)
(34) Philip Morris International, Inc. 95.00 01/23 323,000 (1,020)
(7,109) SPDR S&P 500 ETF Trust 374.00 01/23 265,876,600 (2,836,491)
(3,345) SPDR S&P 500 ETF Trust 345.00 01/23 115,402,500 (150,525)
(9) Tesla, Inc. 100.00 01/24 90,000 (17,190)
(141) The Charles Schwab Corp. 75.00 01/23 1,057,500 (5,922)
(39) The Scotts Miracle-Gro Co. 70.00 03/23 273,000 (85,215)
(83) Wells Fargo & Co. 40.00 09/23 332,000 (29,880)
Total Put Options Written (Premiums Received $(5,565,603)) (3,853,057)
Total Written Options - (6.8)% (Premiums Received $(10,968,697)) $ (6,870,495)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2022
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Subject to call option written by the Fund.
(d) Subject to put option written by the Fund.
(e) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 10,558,209 $ – $ – $ 10,558,209
Consumer Discretionary 19,946,200 – – 19,946,200
Consumer Staples 2,797,526 – – 2,797,526
Energy 3,696,574 – – 3,696,574
Financials 17,694,965 – – 17,694,965
Health Care 2,789,490 – – 2,789,490
Industrials 5,004,734 – – 5,004,734
Information Technology 14,652,957 – – 14,652,957
Money Market Funds – 9,722,404 – 9,722,404
Purchased Options 114,723 6,622,556 – 6,737,279
Investments at Value $ 77,255,378 $ 16,344,960 $ – $ 93,600,338
Total Assets $ 77,255,378 $ 16,344,960 $ – $ 93,600,338
Liabilities
Other Financial Instruments*
Written Options (874,823) (5,995,672) – (6,870,495)
Total Liabilities $ (874,823) $ (5,995,672) $ – $ (6,870,495)